Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On July 26, 2025, the parties to the Business Combination Agreement entered into Amendment No. 1 to the Business Combination Agreement (“Amendment No. 1 to the Business Combination Agreement”), which amends the Business Combination Agreement, to among other things, provide that the Additional PIPE Bitcoin Purchase Price (as defined in the Business Combination Agreement) used to determine the value of Tether’s contribution of the Additional PIPE Bitcoin (as defined in the Business Combination Agreement) to Pubco at the Closing and the number of shares of Pubco Stock (as defined in the Business Combination Agreement) to be issued to Tether at the Closing in exchange for the sale of the Additional PIPE Bitcoin by Tether to Pubco shall be based on the Signing Bitcoin Price of $84,863.57, rather than on the aggregate amount Tether paid to purchase the Additional PIPE Bitcoin.

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Cantor Equity Partners, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 10—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued and determined that, other than as described below, there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.

On November 5, 2025, Pubco’s Registration Statement on Form S-4 (File No. 333-290246) became effective.

On November 6, 2025, the Company filed with the SEC its definitive proxy statement with respect to its extraordinary general meeting of shareholders to approve the Transactions.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements.